CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Revenues	$ 320,679	$ 295,393	$ 364,050
Commissions	(13,046)	(10,992)	(14,332)
Net revenues	307,633	284,401	349,718
EXPENSES:
Voyage expenses	(16,728)	(21,666)	(9,969)
Vessel operating expenses	(92,601)	(89,201)	(80,211)
Depreciation and amortization	(58,135)	(54,129)	(49,518)
General and administrative expenses
- Company administration expenses	(5,678)	(4,564)	(4,079)
Other operating expense	(1,262)	(1,869)	(3,570)
Gain on sale of assets	16,555	10,375	0
Operating income	128,427	104,148	184,648
OTHER (EXPENSE)/INCOME:
Interest expense	(31,375)	(24,707)	(17,138)
Other finance cost	(618)	(756)	(1,353)
Interest income	3,396	2,497	783
Gain/(loss) on derivatives	(3,670)	523	8,723
Foreign currency (loss)/gain	4,172	(1,873)	(1,101)
Amortization and write-off of deferred finance charges	(2,956)	(2,481)	(2,008)
Net income	97,376	77,351	172,554
Less preferred dividend attributable to preferred shareholders	8,000	8,000	8,978
Net income available to common shareholders	$ 89,376	$ 69,351	$ 163,576
Earnings/(loss) per share, basic (in USD per share)	$ 0.83	$ 0.61	$ 1.36
Earnings/(loss) per share, diluted (in USD per share)	$ 0.83	$ 0.61	$ 1.36
Weighted average number of shares, basic (in shares)	107,576,009	113,619,092	120,653,507
Weighted average number of shares, diluted (in shares)	107,576,009	113,619,092	120,653,507
Related party
General and administrative expenses
- Management fee to related parties	$ (21,357)	$ (19,199)	$ (17,723)